Initial Public Offering - Additional Information (Detail) - USD ($)					3 Months Ended	9 Months Ended
	Dec. 11, 2020	Dec. 10, 2020	Nov. 27, 2020	Nov. 06, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Common stock shares issued					1,029	1,029		1,029
CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Sale of stock issue price per share				$ 0.01
Percentage of public shares due for redemption in case business combination is not consummated					100.00%	100.00%
Proceeds from Issuance of Warrants					$ 11,050,000
Assets held in trust non current					$ 402,501,008	$ 402,519,359
Minimum per share amount to be maintained in the trust account					$ 10.00	$ 10.00
Private Placement Warrants [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Class of warrants or rights issued during the period shares	7,366,667
Class of warrants or rights issued during the period price per warrant	$ 1.50
Proceeds from Issuance of Warrants	$ 11,050,000
Class of warrants or rights lock in period					30 days	30 days
Redemption Period One [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Period within which public shares shall be redeemed in case business combination does not occur					24 months	24 months
Redemption Period Two [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Period within which public shares shall be redeemed in case business combination does not occur					27 months	27 months
Sponsor [Member] | Private Placement Warrants [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Class of warrants or rights issued during the period shares		7,366,667
Class of warrants or rights exercise price of warrant or right		$ 11.00
Class of warrants or rights issued during the period price per warrant		$ 1.50
Proceeds from Issuance of Warrants		$ 11,050,000
Assets held in trust non current		$ 402,500,000
Redeemable Warrants [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Class of warrants or rights number of shares called by each warrant or right	1
Class of warrants or rights exercise price of warrant or right	$ 11.00
Redeemable Warrants [Member] | After Completion Of Business Combination [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Class of warrants or rights period after which they are exercisable	30 days
Redeemable Warrants [Member] | After Completion Of Initital Public Offering [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Class of warrants or rights period after which they are exercisable	12 months
Common Class B [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Common stock shares issued	2,012,500				2,012,500	2,012,500	2,012,500
Sale of stock issue price per share					$ 0.0001	$ 0.0001	$ 0.0001
Percentage of the voting power entitlement before business combination					20.00%	20.00%
Common Class B [Member] | Sponsor [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation gross				$ 25,000
Sale of stock issue price per share				$ 0.01
Shares transferred to directors officers			201,250
Common Class B [Member] | Sponsor [Member] | Alignment Shares [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Lock in period of shares					30 days	30 days
Common Class B [Member] | Sponsor [Member] | Prospective Conversion Of Class B Common Stock Into Class A Common Stock [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Initial price threshold					$ 10.00	$ 10.00
Common Class B [Member] | Sponsor [Member] | Prospective Conversion Of Class B Common Stock Into Class A Common Stock [Member] | Alignment Shares [Member] | Change Of Control [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Number of conversion shares for the measurement period					2,013	2,013
Number of shares of common stock converted from one class to another as percentage of closing share count					5.00%	5.00%
Shares issuable as a percentage of closing share count less shares already issued					5.00%	5.00%
Common Class B [Member] | Sponsor [Member] | Prospective Conversion Of Class B Common Stock Into Class A Common Stock [Member] | Alignment Shares [Member] | Change Of Control [Member] | Remaining Tranche Convertible [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Number of conversion shares for the measurement period					2,013	2,013
Common Class B [Member] | Sponsor [Member] | Prospective Conversion Of Class B Common Stock Into Class A Common Stock [Member] | Triggering Event One [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Number of conversion shares for the measurement period					2,013	2,013
Common Class B [Member] | Sponsor [Member] | Prospective Conversion Of Class B Common Stock Into Class A Common Stock [Member] | Triggering Event Two [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Number of conversion shares for the measurement period					2,013	2,013
Total return as a percentage of price threshold					130.00%	130.00%
Percentage of the difference between total return and price threshold					20.00%	20.00%
Common Class B [Member] | Sponsor [Member] | Prospective Conversion Of Class B Common Stock Into Class A Common Stock [Member] | Triggering Event Three [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Number of conversion shares for the measurement period					2,013	2,013
Total return as a percentage of price threshold					130.00%	130.00%
Percentage of the difference between total return and price threshold					20.00%	20.00%
Percentage of the difference between total return and price threshold factor					30.00%	30.00%
IPO [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Securities sold during the year units	40,250,000
Class of warrants or rights issued during the period shares	10,062,500
IPO [Member] | Redeemable Warrants [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Class of warrants or rights issued during the period shares	10,062,500
IPO [Member] | Class A Common Stock And One Fourth Of One Redeemable Warrant [Member] | SAILSM Securities [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Securities sold during the year units	40,250,000
Sale of stock issue price per share	$ 10.00
Over-Allotment Option [Member] | Private Placement Warrants [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Class of warrants or rights issued during the period shares	1,312,500
Over-Allotment Option [Member] | Class A Common Stock And One Fourth Of One Redeemable Warrant [Member] | SAILSM Securities [Member] | CBRE Acquisition Holdings Inc [Member]
Class of Stock [Line Items]
Securities sold during the year units	5,250,000